SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued payroll	$ 22,898				$ 152,308
Accrued research and development expenses	29,673				806,175
Accrued general and administrative expenses	10,000		60,661		1,392,743
Accrued DIP and Plan costs related to DIP Funding and Plan	650,493	[1]	657,598	[1]
Total accrued expenses	$ 713,064		718,259		2,921,164
Accrued director compensation					557,500
Deferred rent					$ 12,438

[1]	Amount represents DIP and Plan costs associated with the Auctus DIP Funding and the Plan.